RETIREMENT BENEFIT OBLIGATIONS - Sensitivity analysis (Details) - Pension plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
United Kingdom
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	$ 6.0	$ 25.0
Supplementary payments	$ 6.0	25.0
United Kingdom | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr			$ (78.0)
Pension obligation -50bps/-1yr			88.0
Pension cost +50bps/+1yr			(2.0)
Pension cost -50bps/-1yr			1.0
United Kingdom | Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr			80.0
Pension obligation -50bps/-1yr			(73.0)
Pension cost +50bps/+1yr			1.0
Pension cost -50bps/-1yr			(1.0)
United Kingdom | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr			42.0
Pension obligation -50bps/-1yr			(41.0)
Pension cost -50bps/-1yr			(1.0)
United States of America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan		10.0
Supplementary payments		$ 10.0
United States of America | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr			(25.0)
Pension obligation -50bps/-1yr			28.0
Pension cost +50bps/+1yr			(1.0)
Pension cost -50bps/-1yr			1.0
United States of America | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr			14.0
Pension obligation -50bps/-1yr			$ (14.0)